COMMITMENTS AND CONTINGENCIES (Details Narrative)											1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 22, 2021 USD ($)	Oct. 02, 2020 USD ($)	Oct. 02, 2020 EUR (€)	Sep. 26, 2019 USD ($)	Jul. 02, 2019 USD ($)	Jul. 02, 2019 AUD ($)	Sep. 13, 2018 USD ($)	Sep. 13, 2018 EUR (€)	May 05, 2016 USD ($)	May 05, 2016 AUD ($)	May 31, 2017 USD ($)	Jun. 30, 2012	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 EUR (€) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Mar. 15, 2021 USD ($)	Nov. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Aug. 10, 2017 USD ($)
Penalty amount													$ 30,000	$ 30,000
Liabilities													2,368,795	3,080,674						$ 3,739,943
Accrued interest																			$ 416
Operating Lease, Right-of-Use Asset																				21,682
Operating Lease, Liability																				$ 25,072
Payment for services														24,043		$ 36,117
Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | No Customer [Member]
Royalties percentage							2.00%	2.00%
Accounting Standards Update 2016-02 [Member]
Payments for Rent					$ 2,431
Operating lease, description					Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022	Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022
Operating Lease, Right-of-Use Asset					$ 48,662
Operating Lease, Liability					$ 48,662
Operating Lease, Weighted Average Discount Rate, Percent					6.00%
AUD Currency [Member] | Accounting Standards Update 2016-02 [Member]
Payments for Rent						$ 3,606
Euros [Member]
Payment for services | €															€ 28,493		€ 31,754
From 2012 through the 2014 [Member]
Penalty amount													$ 10,000	10,000
Regal Consulting, LLC [Member]
Loss contingency amount														$ 400,000
Number of shares issued for services | shares														60	60
Regal Consulting, LLC [Member] | 2017 Note [Member]
Convertible note											$ 106,500
Penalty amount											$ 100,000
University of Jaen [Member]
Payment for services		$ 30,268
University of Jaen [Member] | Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | No Customer [Member]
Royalties percentage		2.00%	2.00%
University of Jaen [Member] | Euros [Member]
Payment for services | €			€ 25,837
Settlement Agreement [Member]
Gain loss from settlement of debt														$ 43,238
Liabilities																		$ 56,762
Remaining principal amount																		8,500
Accrued interest																		23,262
Accrued expenses																		$ 25,000
Settlement and Mutual Release Agreement [Member] | Regal Consulting, LLC [Member]
Convertible note																					$ 100,000
Royalty Agreement Terms [Member]
Operating leases income statement revenue percentage												2.00%
License Agreement Terms [Member]
Operating leases income statement revenue percentage												5.00%
New Five-Year Operating Lease Agreement [Member]
Lessee, Operating Lease, Term of Contract									5 years	5 years
Payments for Rent									$ 2,469
Operating lease, description									The initial rental amount was $3,000 AUD and subject to 3% yearly escalation.	The initial rental amount was $3,000 AUD and subject to 3% yearly escalation.
New Five-Year Operating Lease Agreement [Member] | AUD Currency [Member]
Payments for Rent										$ 3,606
1-Year Collaboration Agreement [Member]
Payment for services							$ 59,508
1-Year Collaboration Agreement [Member] | Euros [Member]
Payment for services | €								€ 52,000
2-Year Collaboration Agreement [Member]
Payment for services		$ 35,145					$ 45,775
2-Year Collaboration Agreement [Member] | Euros [Member]
Payment for services | €			30,000					€ 40,000
2-Year Collaboration Agreement [Member] | Installment 1 [Member] | Euros [Member]
Payment for services | €			5,000
2-Year Collaboration Agreement [Member] | Installment 2 [Member]
Payment for services		5,858
2-Year Collaboration Agreement [Member] | Installment 2 [Member] | Euros [Member]
Payment for services | €			5,000
2-Year Collaboration Agreement [Member] | Installment 3 [Member]
Payment for services		11,715
2-Year Collaboration Agreement [Member] | Installment 3 [Member] | Euros [Member]
Payment for services | €			10,000
2-Year Collaboration Agreement [Member] | Installment 4 [Member]
Payment for services		$ 11,715
2-Year Collaboration Agreement [Member] | Installment 4 [Member] | Euros [Member]
Payment for services | €			€ 10,000
Foley Shechter [Member]
Legal Fees				$ 151,031
Foley Shechter [Member] | Settlement Agreement [Member]
Professional Fees	$ 51,032
Settlement amount	51,032
Accounts Payable and Accrued Liabilities	$ 142,660
Gain loss from settlement of debt														$ 92,556